Share-Based Compensation - Schedule of Allocation of Total Share Based Compensation Expenses (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Schedule of Allocation of Total Share Based Compensation Expenses [Line Items]
Total	$ 584,150
Sales and marketing expenses [Member]
Schedule of Allocation of Total Share Based Compensation Expenses [Line Items]
Total	180,800
General and administrative expenses [Member]
Schedule of Allocation of Total Share Based Compensation Expenses [Line Items]
Total	$ 403,350